Note 4 - Investments (Details Textual)	6 Months Ended
Jun. 30, 2018
Bottom of range [member]
Statement Line Items [Line Items]
Term deposits, interest rate	1.55%
Top of range [member]
Statement Line Items [Line Items]
Term deposits, interest rate	1.88%